Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Cash flows from operating activities:
Net loss	$ (4,483,474)	$ (6,176,126)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	330,143	308,741
Amortization of debt discount		97,477
Amortization of right of use asset	38,813	9,522
(Gain) loss on extinguishment of debt		(53,028)
Stock-based compensation-options	732,130	532,832
Stock-based compensation-warrants	0	365,000
Treasury stock and warrants issued for termination agreement	174,025
Treasury stock issued for services	113,155
Goodwill impairment	327,326	2,180,836
Common stock issued for services		466,900
Changes in operating assets and liabilities:
Accounts receivable	(41,665)	42,967
Prepaid expenses	4,547	(370,472)
Inventories	(97,687)	(78,800)
Deferred revenue	56,636	19,421
Operating lease liability	(36,287)	(9,234)
Accounts payable and accrued expenses	(104,860)	(145,259)
Net Cash Used In Operating Activities	(2,987,198)	(2,809,223)
Cash flows from investing activities:
Purchase of equipment	(79,304)	(81,595)
Net Cash Used in Investing Activities	(79,304)	(81,595)
Cash flows from financing activities:
Proceeds from sale of common stock		583,000
Proceeds from sale of common stock in public offering		5,836,230
Proceeds from the exercise of warrants	296,875	2,942,970
Payment on note payable	(17,795)	(5,496)
Payment on related party note payable		(1,500,000)
Payment on finance leases		(121,544)
Purchase of treasury stock	(119,006)	(104,467)
Net Cash Provided by (used in) Financing Activities	160,074	7,630,693
Effect of exchange rate on cash
Net change in cash	(2,906,428)	4,739,875
Cash and cash equivalents - Beginning of period	4,891,868	151,993
Cash and cash equivalents - End of period	1,985,440	4,891,868
Cash paid for:
Interest	4,266	18,598
Income taxes
Supplemental disclosure of non-cash investing and financing activities:
Common stock returned in settlement	1,400
Common stock issued for settlement of notes payable		100,000
Common stock issued for prepaid consulting		400,000
Non-cash payment for license agreement		57,000
Common stock issued for subscription payable		70,000
Adoption of ASC 842 Operating lease asset and liability	94,134	28,565
Promissory note on equipment purchase	22,794
Settlement of liabilities for common stock		144,000
Deemed dividend in connection with warrant round down		196,589
Cashless exercise of warrant		$ 15